Inventory Purchase Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Purchase Commitments Disclosure [Abstract]
Purchase Commitment, Excluding Long-term Commitment [Table Text Block]
The following table presents the movement of the liability for inventory purchase commitment from 2015 to 2017:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$

Beginning balance	(1,244,743)	(1,322,448)	(1,412,748)	(217,135)
(Additions)/reversal – foreign exchange	(77,705)	(90,300)	82,032	12,608
Ending balance	(1,322,448)	(1,412,748)	(1,330,716)	(204,527)

Schedule Of Reserve Against Inventory Purchase Prepayment [Table Text Block]
The following table presents the movement of the reserve against inventory purchase prepayments for Supplier C:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$

Beginning balance	(87,134)	(609,184)	(619,856)	(95,270)
Additions	(522,050)	(10,672)	(3,618)	(556)
Ending balance	(609,184)	(619,856)	(623,474)	(95,826)